Accounting principles - Fair value measurement (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Foreign currency forwards contract
Financial liabilities	€ 173,512	€ 259,704
Financial liabilities carried at fair value through profit or loss
Foreign currency forwards contract
Financial liabilities	13,051	119,385
Level 3 | Financial liabilities carried at fair value through profit or loss
Foreign currency forwards contract
Financial liabilities	13,051	119,385
Level 3 | Financial liabilities carried at fair value through profit or loss | Long-term financial debt - derivatives
Foreign currency forwards contract
Financial liabilities	€ 13,051	€ 119,385